Acquisitions and Deconsolidation of Subsidiary (Details Textual) (USD $)	12 Months Ended					12 Months Ended	0 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 05, 2013	Sep. 13, 2012	Dec. 31, 2011	Dec. 31, 2013 Series I Preferred Stock [Member]	Sep. 13, 2012 Digital Communications [Member]	Sep. 30, 2012 Digital Communications [Member]	Sep. 30, 2013 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 TNS [Member]	Dec. 31, 2013 TNS [Member]	Dec. 31, 2011 TNS [Member]	Sep. 17, 2012 TNS [Member] Series F Preferred Stock [Member]	Dec. 31, 2012 TNS [Member] Series F Preferred Stock [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2013 ADEX Entities [Member]	Dec. 31, 2012 ADEX Entities [Member]	Dec. 31, 2011 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member] Series G Preferred Stock [Member]	Dec. 31, 2013 ADEX Entities [Member] Series G Preferred Stock [Member]	Dec. 31, 2013 ERFS [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Dec. 31, 2013 ERFS [Member] Minimum [Member]	Dec. 31, 2013 ERFS [Member] Maximum [Member]	Dec. 17, 2012 ERFS [Member] Series I Preferred Stock [Member]	Dec. 31, 2013 Aws Entities [Member]	Dec. 31, 2012 Aws Entities [Member]	Apr. 15, 2013 Aws Entities [Member]	Dec. 31, 2011 Aws Entities [Member]	Dec. 31, 2013 Aws Entities [Member] First Anniversary [Member]	Dec. 31, 2013 Aws Entities [Member] Second Anniversary [Member]	Dec. 31, 2013 Tropical [Member]	Dec. 31, 2012 Tropical [Member]	Dec. 31, 2011 Tropical [Member]	Dec. 31, 2013 RM Engineering [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]
Acquisitions and Deconsolidation of Subsidiary (Textual)
Percentage of outstanding shares of common stock sold							60.00%	60.00%
Aggregate principal amount of note				$ 125,000			$ 125,000									$ 2,378,668												$ 1,033,743
Gain on deconsolidation							528,000
Amount of promissory note written off							125,000
Amount of receivables written off on deconsolidation							880,000
Company funded cash flow amount							179,000
Written down value of cash flow							0
Common shares issued for acquisition						(4,500)				40,000				4,150													4,500							1,000			1,000
Per share value of common stock in acquisition			$ 4.00																															$ 500,000			$ 500,000
Fair value of the shares issued for acquisition						(4,187,151)				4,026,822																	4,187,151
Cash										700,000	700,000					12,819,594		12,819,594										500,000
Business acquisition costs of acquired entity other non cash consideration															557,933
Membership interests acquired										100.00%																								50.00%			50.00%
Total Consideration/ Purchase Price										5,486,372	5,486,372					17,321,472		17,321,472					6,651,050	6,651,050				8,760,097		8,760,097
Exercise price of rights			0.01							50.00																								150			150
Redemption Period															20 days
Maximum value of preferred stock can be redeemed																											750,000
Description for redemption period															November 27, 2012, with the redemption to occur within 20 days of such request.												On or after March 31, 2013.
Number of aggregate preferred stock redeemable on demand															3,000
Additional preferred stock redeemable on demand															575
Description for redemption period for additional shares															Beginning on September 17, 2013.
Additional preferred stock redeemable on demand one															575
Additional preferred stock redeemable on demand, two															1,150
Description for redemption period for additional shares one															Beginning on September 17, 2014.
Cash paid equal to net working capital																1,332,668
Forward EBITDA in condition two																		3,431,243
Amount of contingent consideration	4,400,000									259,550	259,550					2,123,210	1,778,669	2,123,210							0	10,000		2,510,746
Number of shares issued to secure payment											89,653									1,500
Change in contigent consideration amount											2,200,000						344,551
Description for additional consideration																		As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the "Multiplier") multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the "Forward EBITDA").				As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000.					As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000.
 If required, the Company will make an earn-out payment to the sellers based on the First Anniversary EBITDA as follows (the “First EBITDA Adjustment”): (i) if the First EBITDA is less than $2.0 million the First EBITDA Adjustment will be zero; (ii) if the First Anniversary EBITDA is equal to or greater than $2.0 million and less than or equal to $3.0 million then the First EBITDA Adjustment will be equal to the First Anniversary EBITDA and will be paid by the Company to the sellers in cash; (iii) if the First Anniversary EBITDA is greater than $3.0 million and less than or equal to $4.0 million, then the First EBITDA Adjustment will be equal to 1.5x the First Anniversary EBITDA and will be paid by the Company to the sellers in cash; (iv) if the First Anniversary EBITDA is greater than $4.0 million and less than or equal to $5.0 million, then the First EBITDA Adjustment will be equal to 2.0x the First Anniversary EBITDA, of which 50% will be paid by the Company to the sellers in cash and 50% will be paid by the issuance to the sellers of unregistered shares of common stock at a price per share equal to the closing price of the common stock on the first anniversary of the closing date; or (v) if the First Anniversary EBITDA is greater than $5.0 million, then the First EBITDA Adjustment will be equal to 2.25x the First Anniversary EBITDA, of which 50% will be paid by the Company to the sellers in cash and 50% will be paid by the issuance to the sellers of unregistered shares of common stock at a price per share equal to the closing price of the common stock on the first anniversary of the closing date.

The Company will make an earn-out payment to the sellers based on the Second Anniversary EBITDA as follows (the “Second EBITDA Adjustment”): (i) if the Second Anniversary EBITDA is less than or equal to the First Anniversary EBITDA, then the Second EBITDA Adjustment will be zero; (ii) if the Second Anniversary EBITDA exceeds the First Anniversary EBITDA (the “EBITDA Growth Amount”) by an amount less than $1.0 million, the Second EBITDA Adjustment will be equal to 2.0x the EBITDA Growth Amount and will be paid by Company to the sellers in cash; (iii) if the EBITDA Growth Amount is equal to or greater than $1.0 million and less than $3.0 million, then the Second EBITDA Adjustment will be equal to 2.25x the EBITDA Growth Amount, of which 88.88% will be paid by Company to the sellers in cash and 11.12% will be paid by the issuance to the sellers of unregistered shares of common stock at a price per share equal to the closing price of the common stock on the second anniversary of the closing date; or (iv) if the EBITDA Growth Amount is equal to or greater than $3.0 million, then the Second EBITDA Adjustment will be equal to 2.5x the EBITDA Growth Amount, of which 80% will be paid by Company to the sellers in cash and 20% will be paid by the issuance to the sellers of unregistered shares of common stock at a price per share equal to the closing price of the common stock on the second anniversary of the closing date.

Earn-out consideration																						2,463,899
Description of forward Ebitda adjustment																		If the Forward EBITDA is less than $2,731,243, the Multiplier shall be adjusted to 0.50, and if the Forward EBITDA is greater than $3,431,243, the Multiplier shall be adjusted to 1.0. The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA is greater than $3,081,243.
Forward EBITDA adjusted multiplier as per condition																		0.75
Forward EBITDA in condition one																		2,731,243
Forward EBITDA adjusted multiplier in condition one																		0.50
Forward EBITDA adjusted multiplier in condition two																		1.0
Amount of EBITDA in which company agreed to pay																		3,081,243
Number of shares reserved					500,000,000
Goodwill	17,070,329	14,820,852			343,986						4,002,654	4,002,654					10,474,212	10,474,212										2,249,477						174,746	174,746	174,746	169,240	169,240	169,240
Net of cash acquired										4,000,000	17,943					10,500,000		12,221					22,432
Amortization of intangible assets, customer lists and non-compete agreements	965,926	235,091																										597,375	597,375
Interest expense on the cash portion of purchase price borrowed	1,560,000	1,560,000
Description of purchase consideration											The purchase consideration for T N S was $5,486,372, which was comprised of (i) $700,000 in cash, (ii) 10,000 shares of common stock of the Company, (iii) additional shares of common stock of the Company to be issued upon the completion by the Company of an underwritten public offering, which shares were valued at the acquisition date at $259,550, were recorded as a liability as of such date and the number of which shares will be determined by dividing $200,000 by the price per share of the common stock in the offering, and (iv) 4,150 shares of Series F Preferred Stock of the Company, which shares were valued at $4,026,822.Of the 4,150 shares of Series F Preferred Stock issued to the sellers of T N S on September 17, 2012, 575 shares (the "Contingent Shares") are contingent as they are subject to cancellation in whole or in part if T N S does not meet certain operating results during the earn-out period. If the operating results of T N S exceed certain thresholds during the earn-out period, the Company will be required to issue to the sellers of T N S additional shares of Series F Preferred Stock. The Company is also obligated to pay additional cash consideration and to issue additional shares of Series F Preferred Stock to the T N S sellers if T N S exceeds certain operating thresholds for the three years ending September 30, 2015. The Company has classified its contingent obligation as a liability in the amount of $557,933 on the Company's balance sheet because the contingent consideration is a fixed monetary amount that is based on the earnings of T N S during the earn-out period that the Company must settle with a variable number of shares of Series F Preferred Stock and additional cash payments. The contingent consideration of $557,993 recognized by the Company is an estimate of the fair value of the contingent consideration. Such estimate of the fair value of the contingent consideration will be adjusted by the Company based on the Company's revised estimates of, and then ultimately the actual, EBITDA of T N S for each of the reporting periods within the three years following the acquisition.																	The purchase consideration for the AWS Entities was $8,760,097, which was paid with $500,000 in cash, common stock valued at $2,607,804, a 45-day promissory note valued at $2,107,804, a note in the principal amount of $1,033,743, which was equal to the net working capital of AWS on the date of acquisition, and contingent consideration, which was valued at $2,510,746 and was recorded as a liability at the date of acquisition. The contingent consideration payable, if any, will be based on the EBITDA of the AWS Entities for the twelve months following the date of acquisition. The contingent consideration also consists of a formula tied to the EBITDA growth for the thirteenth through twenty-fourth months after the date of acquisition. The Company estimated the contingent consideration based on the expected growth of AWS. The Company is having an independent valuation performed of the acquisition to determine the value of the contingent consideration and the value of the stock issued on the acquisition date. Once a final independent valuation is performed, the Company will make any adjustments as necessary.
Number of shares granted										10,000
Contingent shares subject to cancellation										575
Amount of contingent consideration														557,933								2,500,000
Acquisition related cost recorded as general and administrative expense											81,836							152,189
Repayment of debt due from acquiree to lender																1,241,000
Amount of note issued																1,046,000
Contingent consideration	1,790,882	557,993															1,778,669																	15,320			126,287
Gain in change of contingent consideration									600,000
Precentage of EBITDA to be paid as a contingent consideration											20.00%
Contingent consideration to be paid for each of three years											Greater than $1,275,000
 The Company valued the contingent consideration likely to be paid at $2.1 million. The contingent consideration could have ranged from $0, in the event ERFS EBITDA for the 12 months following closing was less than $10,000 over ERFS EDITDA for the 12 months period prior to closing, to unlimited as there was no cap on the amount that could have been earned.  The Company recorded the $2.1 million contingent consideration as a liability on its consolidated balance sheets.

Description of contingent consideration range																						The contingent consideration can range from $0, in the event ERFS EBITDA for the 12 months following closing is less than $10,000 over the 12 months period prior to closing, to unlimited as there is no cap on the amount that may be earned.												The potential range of contingent consideration can range from $0, in the event Tropical has zero or negative net income, to unlimited, as there was no cap on the amount that may be earned.			The potential range of contingent consideration can range from $0, in the event RM Engineering has zero or negative net income, to unlimited, as there is no cap on the amount that may be earned.
Contigent concentration shares reserved																				2,000	2,000
Loss from change in contingent consideration																												1,800,000
Common Stock ,purchase consideration											500,000																	2,607,804
Promissory notes																		2,378,668										2,107,804
Term of Promissory notes																												45 days
Amount of net assets and goodwill acquired																												2,200,000
Acquisition related costs		$ 290,766																										$ 124,500